Organization and Business Description (Details Narrative) - $ / shares	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022		Aug. 02, 2022	Mar. 10, 2022	Feb. 22, 2022	Sep. 07, 2021
Shares issued	11,250,000	11,250,000	[1]	11,250,000	[1]	11,250,000			500,000
Common stock par value per share	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Success Elite Development Limited [Member]
Equity ownership interest	100.00%	100.00%						100.00%
FBSSG [Member]
Equity ownership interest								100.00%
SEDL [Member]
Equity ownership interest						100.00%
FBS Cayman [Member]
Equity ownership interest						100.00%

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on August 2, 2022